Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Line Items]
Inventories	$ 128,797	$ 96,371
Gross carrying amount [Member]
Disclosure Of Inventories [Line Items]
Raw materials and supplies	23,928	23,490
Work in progress	24,791	17,992
Finished goods	$ 80,078	$ 54,889